Intangible Assets, net	6 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net	Intangible Assets, net
Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Software	227,080	227,080	28,957
Domain Name	62,086	62,860	8,016
Internally developed software	72,911,336	72,911,336	9,297,543
Less: accumulated amortization	(58,904,560)	(58,915,632)	(7,512,832)
Less: impairment loss	(14,242,561)	(14,242,561)	(1,816,190)
Intangible assets, net	53,381	43,083	5,494
Amortization expense of intangible assets totaled HK$3,055,900 and HK$11,654 (US$1,486) for the six months ended June 30, 2025 and 2026, respectively. No impairment charge was recognized for any of the periods presented.
Amortization expense expected for the next five years is as follows:

Year ending December 31,	HK$	US$
2026 (remaining)	10,964	1,398
2027	21,929	2,796
2028	10,190	1,300
2029	-	-
2030	-	-
Total	43,083	5,494